UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-01316
SECURITY MID CAP GROWTH FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SECURITY MID CAP GROWTH FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: September 30
Date of reporting period: June 30, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Schedule of Investments.
Mid Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† — 91.0%
Information Technology — 21.3%
Cognizant Technology Solutions Corp. — Class A*	24,485	$1,795,730
Alliance Data Systems Corp.*	18,500	1,740,295
Nuance Communications, Inc.*	73,365	1,575,147
Cadence Design Systems, Inc.*	148,980	1,573,229
Autodesk, Inc.*	40,750	1,572,950
Salesforce.com, Inc.*	10,130	1,509,167
Check Point Software Technologies Ltd.*	25,565	1,453,370
Teradata Corp.*	23,300	1,402,660
Rovi Corp.*	24,300	1,393,848
F5 Networks, Inc.*	11,450	1,262,362
Avago Technologies Ltd.	32,500	1,235,000
NetApp, Inc.*	19,720	1,040,822
TIBCO Software, Inc.*	31,700	919,934
Netgear, Inc.*	19,900	870,028

Total Information Technology		19,344,542

Consumer Discretionary — 20.7%
Wyndham Worldwide Corp.	56,320	1,895,168
Macy’s, Inc.	63,300	1,850,892
Johnson Controls, Inc.	41,750	1,739,305
Priceline.com, Inc.*	3,135	1,604,901
Phillips-Van Heusen Corp.	24,050	1,574,553
Jarden Corp.	45,130	1,557,436
Wynn Resorts Ltd.	10,350	1,485,639
Penn National Gaming, Inc.*	34,170	1,378,418
Stanley Black & Decker, Inc.	18,200	1,311,310
Life Time Fitness, Inc.*	31,600	1,261,156
Tempur-Pedic International, Inc.*	18,200	1,234,324
Darden Restaurants, Inc.	22,520	1,120,595
Bed Bath & Beyond, Inc.*	14,110	823,601

Total Consumer Discretionary		18,837,298

Industrials — 14.9%
AMETEK, Inc.	48,075	2,158,568
Goodrich Corp.	17,400	1,661,700
Dover Corp.	22,500	1,525,500
Polypore International, Inc.*	22,200	1,506,048
SPX Corp.	18,200	1,504,412
Cummins, Inc.	13,100	1,355,719
Cooper Industries plc — Class A	22,300	1,330,641
Roper Industries, Inc.	11,800	982,940
Union Pacific Corp.	9,320	973,008
Joy Global, Inc.	5,960	567,630

Total Industrials		13,566,166

Health Care — 12.8%
Agilent Technologies, Inc.*	42,870	2,191,086
Covidien plc	37,700	2,006,771
Thermo Fisher Scientific, Inc.*	26,415	1,700,862
Teva Pharmaceutical Industries Ltd. ADR	34,965	1,686,012
Hospira, Inc.*	26,100	1,478,826
Watson Pharmaceuticals, Inc.*	20,500	1,408,965
CareFusion Corp.*	41,300	1,122,121

Total Health Care		11,594,643

Energy — 8.0%
Oil States International, Inc.*	29,500	2,357,345
CARBO Ceramics, Inc.	10,750	1,751,712
Petrohawk Energy Corp.*	52,950	1,306,277
Ensco plc ADR	24,400	1,300,520
Alpha Natural Resources, Inc.*	12,500	568,000

Total Energy		7,283,854

Materials — 6.9%
Ball Corp.	77,284	2,972,343
Albemarle Corp.	32,550	2,252,460
Airgas, Inc.	15,100	1,057,604

Total Materials		6,282,407

Financials — 6.4%
Discover Financial Services	70,900	1,896,575
HCC Insurance Holdings, Inc.	44,810	1,411,515
KKR & Company, LP	77,350	1,262,352
T. Rowe Price Group, Inc.	20,250	1,221,885

Total Financials		5,792,327

Total Common Stocks (Cost $70,855,827)		82,701,237

WARRANT†† — 0.0%
Energy — 0.0%
Nova Biosource Fuels, Inc. $2.40, 07/05/11[1]	208,050	—

Total Warrant (Cost $214,905)		—

EXCHANGE TRADED FUND† — 4.5%
iShares Russell Midcap Growth Index Fund	66,035	$4,082,944

Total Exchange Traded Fund (Cost $3,842,272)		4,082,944

Total Investments — 95.5% (Cost $74,913,004)		$86,784,181

Cash & Other Assets Less Liabilities — 4.5%		4,073,960

Total Net Assets — 100.0%		$90,858,141

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	All or a portion of this security was fair valued by the Valuation Committee at June 30, 2011. The total market value of fair valued securities amounts to $0 (cost $214,905), or –% of total net assets.

ADR	American Depositary Receipt

plc	Public Limited Company

NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2011:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
	In Securities	In Securities	In Securities	Total

Assets
Mid Cap Growth Fund	$86,784,181	$—	$—	$86,784,181
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective April 1, 2010. This update applies to the Funds’ disclosures about transfers in and out of all levels of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy. Effective for interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
For the period ended June 30, 2011, there were no transfers between levels.
2. Security Valuation
Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from brokerdealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC’s Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
Please refer to the Fund’s most recent semi-annual or annual financial statements for information regarding the Fund’s significant accounting policies.

Item 2.	Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY MID CAP GROWTH FUND

By:	/s/ RICHARD M. GOLDMAN Richard M. Goldman, President

Date:	August 15, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RICHARD M. GOLDMAN Richard M. Goldman, President

Date:	August 15, 2011

By:	/s/ NIKOLAOS BONOS Nikolaos Bonos, Vice President & Treasurer

Date:	August 15, 2011